Related Party Transactions (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Social Reality, Llc [Member] Rent Expense [Member]	Dec. 31, 2012 Common Class A [Member]
Related Party Transaction, Expenses from Transactions with Related Party		$ 9,000
Revenue from Related Parties	$ 200,000		$ 200,000
Ownership Percentage Held By Majority Shareholder			57.00%